Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income tax expense	$ 16,606	$ 10,244	$ 5,144
China
Income Taxes [Line Items]
Current tax expense	14,108	9,991	8,290
Deferred tax expense	(1,292)	(1,651)	(1,923)
United States
Income Taxes [Line Items]
Current tax expense	117	67	5
Deferred tax expense	3,586	1,795	(1,282)
Other Countries
Income Taxes [Line Items]
Current tax expense	89	39	54
Deferred tax expense	$ (2)	$ 3